Commitments, Guarantees and Contingencies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contractual Commitments
Less than 1 year		$ 2,419.6
For 2-3 years		2,874.2
For 4-5 years		2,160.7
After 5 years		3,034.3
Total Contractual Commitments		10,488.8
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,500.0
Disposal, Assessed Fees and Related Interest	[1]	265.6	$ 265.5
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit		23.0
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		124.6
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		476.7
Bilateral Letters of Credit	[2]	482.1
Bilateral Letters of Credit Cancelled		76.0
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,500.0
Letters of Credit Limit		1,200.0
Uncommitted Facility		225.0
Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount		115.0
Estimated Final Cost Mine Reclamation		58.0
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		65.0
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent		15.0
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		50.0
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	2,038.0
For 2-3 years	[3]	2,442.7
For 4-5 years	[3]	1,723.6
After 5 years	[3]	1,072.6
Total Contractual Commitments	[3]	7,276.9
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		203.0
For 2-3 years		431.5
For 4-5 years		437.1
After 5 years		1,961.7
Total Contractual Commitments		3,033.3
Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	178.6
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	178.6
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year		499.9
For 2-3 years		653.1
For 4-5 years		556.6
After 5 years		718.3
Total Contractual Commitments		2,427.9
Appalachian Power Co [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		229.7
Bilateral Letters of Credit	[2]	232.3
Bilateral Letters of Credit Cancelled		76.0
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	447.4
For 2-3 years	[3]	585.8
For 4-5 years	[3]	486.8
After 5 years	[3]	244.8
Total Contractual Commitments	[3]	1,764.8
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		33.0
For 2-3 years		67.3
For 4-5 years		69.8
After 5 years		473.5
Total Contractual Commitments		643.6
Appalachian Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	19.5
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	19.5
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year		511.1
For 2-3 years		580.0
For 4-5 years		488.2
After 5 years		900.3
Total Contractual Commitments		2,479.6
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest	[1]	265.6	265.5
Indiana Michigan Power Co [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		77.0
Bilateral Letters of Credit		77.9
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	394.2
For 2-3 years	[3]	349.9
For 4-5 years	[3]	252.2
After 5 years	[3]	286.4
Total Contractual Commitments	[3]	1,282.7
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		108.1
For 2-3 years		230.1
For 4-5 years		236.0
After 5 years		613.9
Total Contractual Commitments		1,188.1
Indiana Michigan Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	8.8
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	8.8
Ohio Power Co [Member]
Contractual Commitments
Less than 1 year		31.7
For 2-3 years		54.8
For 4-5 years		56.2
After 5 years		479.9
Total Contractual Commitments		622.6
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		4.2
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		27.0
For 2-3 years		54.8
For 4-5 years		56.2
After 5 years		479.9
Total Contractual Commitments		617.9
Ohio Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	4.7
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	4.7
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year		209.1
For 2-3 years		269.0
For 4-5 years		223.7
After 5 years		411.5
Total Contractual Commitments		1,113.3
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	123.7
For 2-3 years	[3]	86.8
For 4-5 years	[3]	41.8
After 5 years	[3]	41.8
Total Contractual Commitments	[3]	294.1
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		83.6
For 2-3 years		182.2
For 4-5 years		181.9
After 5 years		369.7
Total Contractual Commitments		817.4
Public Service Co Of Oklahoma [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	1.8
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	1.8
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year		230.6
For 2-3 years		202.8
For 4-5 years		146.3
After 5 years		274.4
Total Contractual Commitments		854.1
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount		115.0
Estimated Final Cost Mine Reclamation		58.0
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		65.0
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent		15.0
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		50.0
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[3]	198.5
For 2-3 years	[3]	136.8
For 4-5 years	[3]	78.6
After 5 years	[3]	69.8
Total Contractual Commitments	[3]	483.7
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		27.3
For 2-3 years		66.0
For 4-5 years		67.7
After 5 years		204.6
Total Contractual Commitments		365.6
Southwestern Electric Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	[4]	4.8
For 2-3 years	[4]	0.0
For 4-5 years	[4]	0.0
After 5 years	[4]	0.0
Total Contractual Commitments	[4]	4.8
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		8.0
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		8.0
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		57.0
Amount Recovered in Rates for Decommissioning Costs		9.0	9.0	$ 10.0
Decommissioning Fund Investments, Fair Value		1,800.0	1,800.0
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		57.0
Amount Recovered in Rates for Decommissioning Costs		9.0	9.0	10.0
Decommissioning Fund Investments, Fair Value		1,800.0	1,800.0
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,800.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,700.0
Contingent Financial Obligation for Mutual Iinsurance		49.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,500.0
Commercially Available Insurance		375.0
Remainder of the Liability Provided by a Deferred Premium Assessment		127.0
Deferred Premium Assessment Annual Payment		19.0
Assessed Amount per Nuclear Incident		255.0
Annual Installments		38.0
Commercially Available Insurance for Catastrophic Nature		375.0
Liability Coverage Under the Price-Anderson Act		13,100.0
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,800.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,700.0
Contingent Financial Obligation for Mutual Iinsurance		49.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,500.0
Commercially Available Insurance		375.0
Remainder of the Liability Provided by a Deferred Premium Assessment		127.0
Deferred Premium Assessment Annual Payment		19.0
Assessed Amount per Nuclear Incident		255.0
Annual Installments		38.0
Commercially Available Insurance for Catastrophic Nature		375.0
Liability Coverage Under the Price-Anderson Act		13,100.0
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		309.0	309.0
Recovery of Spent Nuclear Fuel Storage Costs		13.0	22.0	31.0
Current Amount Recoverable from the Federal Government		6.0
Noncurrent Amount Recoverable from the Federal Government		21.0
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		309.0	309.0
Recovery of Spent Nuclear Fuel Storage Costs		13.0	$ 22.0	$ 31.0
Current Amount Recoverable from the Federal Government		6.0
Noncurrent Amount Recoverable from the Federal Government		21.0
Maximum [Member] | Wage and Hours Lawsuit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Range of Possible Loss		30.0
Maximum [Member] | Wage and Hours Lawsuit [Member] | Public Service Co Of Oklahoma [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Range of Possible Loss		$ 30.0

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[2]	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.
[3]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[4]	Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.